Convertible loans (Details Narrative)				1 Months Ended
		Mar. 14, 2024 shares	Jul. 11, 2023 SGD ($) $ / shares shares	Sep. 30, 2023 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Convertible notes payable | $						$ 600,000
Convertible loan							$ 2,303,000
Third Parties [Member]
Convertible loan	[1]						$ 1,950,000
Third Parties [Member] | Ryde Technologies Pte. Ltd. [Member]
Convertible loan | $			$ 1,950,000
Debt conversion amount | $			$ 3,250,000
Debt conversion shares issued | shares			1,155,350
Debt conversion price per share | $ / shares			$ 2.81
Ordinary share percentage			7.14%
Common Class A [Member]
Number of shares issued to noteholders | shares		68,478		38,251
Common Class A [Member] | Third Parties [Member]
Debt conversion shares issued | shares			1,155,350

[1]	Convertible loan from third parties